Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
July 31, 2026
ISF-NPRT3-0926
1.9896238.106
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 1.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States)	5,300	457,814
Industrials - 1.2%
Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd (United States)	21,694	1,928,380
TOTAL CANADA		2,386,194
FINLAND - 0.8%
Industrials - 0.8%
Machinery - 0.8%
Wartsila OYJ Abp	38,600	1,305,970
GERMANY - 2.1%
Industrials - 0.6%
Electrical Equipment - 0.6%
Siemens Energy AG	5,200	888,384
Utilities - 1.5%
Multi-Utilities - 1.5%
E.ON SE	106,500	2,294,359
TOTAL GERMANY		3,182,743
MEXICO - 2.0%
Industrials - 2.0%
Transportation Infrastructure - 2.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR (a)	29,058	3,106,300
SPAIN - 2.0%
Utilities - 2.0%
Electric Utilities - 2.0%
Iberdrola SA	129,096	3,074,105
TAIWAN - 5.3%
Information Technology - 5.3%
Semiconductors & Semiconductor Equipment - 5.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	20,100	8,125,425
UNITED KINGDOM - 4.5%
Utilities - 4.5%
Electric Utilities - 1.6%
SSE PLC	78,600	2,483,244
Multi-Utilities - 2.9%
National Grid PLC	279,704	4,476,901
TOTAL UNITED KINGDOM		6,960,145
UNITED STATES - 80.8%
Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Cheniere Energy Inc	16,402	4,323,075
Targa Resources Corp	7,109	1,922,060
Williams Cos Inc/The	40,337	2,885,709
TOTAL ENERGY		9,130,844
Industrials - 15.6%
Commercial Services & Supplies - 6.2%
Republic Services Inc	22,000	4,632,100
Waste Connections Inc (United States)	28,258	4,729,824
		9,361,924
Construction & Engineering - 3.5%
Comfort Systems USA Inc	300	518,907
Ferrovial NV	22,128	1,447,829
MasTec Inc (b)	5,900	1,552,290
Quanta Services Inc	1,800	1,201,248
Sterling Infrastructure Inc (b)	1,200	716,124
		5,436,398
Electrical Equipment - 3.4%
Bloom Energy Corp Class A (b)	6,200	1,276,022
Eos Energy Enterprises Inc (a)(b)	64,100	216,658
Fluence Energy Inc Class A (a)(b)	13,400	186,662
GE Vernova Inc	2,100	2,079,609
Nextpower Inc Class A (b)	17,300	1,554,751
		5,313,702
Ground Transportation - 1.7%
CSX Corp	18,300	922,320
Norfolk Southern Corp	5,000	1,677,400
		2,599,720
Machinery - 0.8%
Caterpillar Inc	1,600	1,303,696
TOTAL INDUSTRIALS		24,015,440
Information Technology - 9.7%
Electronic Equipment, Instruments & Components - 0.3%
Flex Ltd (b)	5,300	602,875
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices Inc (b)	5,600	2,666,440
Broadcom Inc	6,700	2,608,176
NVIDIA Corp	45,800	9,194,350
		14,468,966
TOTAL INFORMATION TECHNOLOGY		15,071,841
Real Estate - 3.0%
Health Care REITs - 3.0%
Welltower Inc	20,000	4,688,800
Utilities - 46.6%
Electric Utilities - 29.9%
Alliant Energy Corp	48,400	3,425,752
American Electric Power Co Inc	57,300	7,325,805
Constellation Energy Corp	18,900	4,965,975
Entergy Corp	39,600	4,261,752
Evergy Inc	19,300	1,602,093
NextEra Energy Inc	91,560	7,958,395
NRG Energy Inc	87,000	11,683,230
PG&E Corp	167,200	2,905,936
Xcel Energy Inc	25,600	2,001,920
		46,130,858
Independent Power and Renewable Electricity Producers - 5.8%
Fervo Energy Co Class A (a)(b)	37,500	845,250
Talen Energy Corp (b)	3,400	1,135,940
Vistra Corp	47,620	7,056,808
		9,037,998
Multi-Utilities - 8.8%
Ameren Corp	14,100	1,545,501
CenterPoint Energy Inc	76,400	3,211,856
Consolidated Edison Inc	14,800	1,610,980
NiSource Inc	57,237	2,543,040
Sempra	51,200	4,533,760
		13,445,137
Water Utilities - 2.1%
American Water Works Co Inc	24,400	3,273,748
TOTAL UTILITIES		71,887,741
TOTAL UNITED STATES		124,794,666
TOTAL COMMON STOCKS (Cost $131,068,866)		152,935,548

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	3,774,191	3,774,945
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	1,401,135	1,401,275
TOTAL MONEY MARKET FUNDS (Cost $5,176,190)			5,176,220

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $136,245,056)	158,111,768
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(3,506,480)
NET ASSETS - 100.0%	154,605,288

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,005,809.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	5,292,386	54,352,659	55,870,038	129,507	(92)	30	3,774,945	3,774,191
Fidelity Securities Lending Cash Central Fund	1,317,950	29,511,809	29,428,356	4,910	(128)	-	1,401,275	1,401,135
	6,610,336	83,864,468	85,298,394	134,417	(220)	30	5,176,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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